As filed with the Securities and Exchange Commission on February 18, 2011
Securities Act File No. 333-92106
Investment Company Act of 1940 File No. 811-21145

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 31
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 33
SPDR® INDEX SHARES FUNDS
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111

(Address of Principal Executive Offices)
Registrant’s Telephone Number: (866) 787-2257
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and Address of Agent for Service)
Copies to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
It is proposed that this filing will become effective:
☑ immediately upon filing pursuant to Rule 485, paragraph (b)
☐ on                      pursuant to Rule 485, paragraph (b)
☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐ on                      pursuant to Rule 485, paragraph (a)(1)
☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐ on                      pursuant to Rule 485, paragraph (a)(2)
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 18th day of February, 2011.

SPDR® INDEX SHARES FUNDS
By:	/s/ James E. Ross
James E. Ross
President

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	February 18, 2011
Chad C. Hallett

/s/ Bonny E. Boatman*	Trustee	February 18, 2011
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	February 18, 2011
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	February 18, 2011
David M. Kelly

/s/ Frank Nesvet*	Trustee	February 18, 2011
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	February 18, 2011
Carl G. Verboncoeur

/s/ James E. Ross	Trustee, President and Principal Executive Officer	February 18, 2011
James E. Ross

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney